Borrowing And Financing - Schedule of Debt Breakdown Per Currency (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Debt and Financial Instruments [Line Items]
Long term debt	R$ 16,449,906
Euro
Debt and Financial Instruments [Line Items]
Long term debt	198,931
US dollar
Debt and Financial Instruments [Line Items]
Long term debt	8,617,835
Brazilian reais
Debt and Financial Instruments [Line Items]
Long term debt	R$ 7,633,140